1933 Act/Rule 497(j)

                                  April 2, 1997

VIA EDGAR

Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      Phoenix Multi-Portfolio Fund
         Registration No. 33-19423

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) did not differ from that contained in Version A of the registration statement for such registrant, filed electronically on March 27, 1997 and Version B of the registration statement for such registrant, filed electronically on March 28, 1997.


                                   Very truly yours,
                                   /s/ Richard J. Wirth
                                   Richard J. Wirth, Counsel
                                   Phoenix Home Life Mutual Insurance Company